OTHER BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of other borrowings [Abstract]
Advances from the FHLB	$ 9,428	$ 11,949
Other	5	5
Total	9,433	11,954
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank stock	7,800
Unused borrowing capacity with FHLB	205,300
Interest expense on FHLB advances	800	800	$ 900
FHLB advances terminated	$ 0	0	$ 0
FHLB stock as percentages of outstanding advances	5.00%
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
Total FHLB advances, Amount	$ 9,428	11,949
Summary of repayments of FHLB Advances [Abstract]
Available for sale and loans, pledged to secure other borrowings	$ 904,600
Minimum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank, advances, interest rate	135.00%
FHLB stock as percentages of unpaid principal balance	1.00%
Maximum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank, advances, interest rate	174.00%
Fixed-Rate Advances [Member]
Summary of other borrowings [Abstract]
Advances from the FHLB	$ 9,428	11,949
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
2016, Amount		2,089
2017, Amount	1,192	1,258
2018, Amount	5,183	5,437
2019, Amount	0	0
2020, Amount	3,053	3,165
Total FHLB advances, Amount	$ 9,428	$ 11,949
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
2016, Rate		6.55%
2017, Rate	7.04%	7.04%
2018, Rate	5.99%	5.99%
2020, Rate	7.49%	7.49%
Total FHLB advances, Rate	6.61%	6.59%
Federal Reserve Bank Advances [Member]
Short-term Debt [Line Items]
Unused borrowing capacity with the FRB	$ 391,200
Borrowings outstanding	0
Advances from Federal Home Loan Bank ("FHLB") [Member]
Summary of repayments of FHLB Advances [Abstract]
2017	1,587
2018	5,042
2019	143
2020	2,656
Total	$ 9,428